Summary of significant accounting policies (Details 1)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Property, Plant and Equipment [Line Items]
Balance sheet items, except for equity accounts	RMB1=$0.1577 HK$1=$0.1277	RMB1=$0.1526 HK$1=$0.1286
Items in statements of income and cash flows	RMB1=$0.1558 HK$1=$0.1284	RMB1=$0.1475 HK$1=$0.1290
Office Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years	3 years
Office Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years	5 years
Computer Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years	5 years
Computer Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years	3 years